Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Change in Accumulated Balance of the component of other Comprehensive loss
Accumulated unrealized gain (loss) on available-for-sale securities at beginning of period	$ 13	$ (19)	$ 0
Change during the period	(13)	32
Accumulated unrealized gain on available-for-sale securities at end of period		$ 13	$ 0